UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania
(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106
(Address of principal executive offices) (Zip code)

Charles E. Mather III, President
400 Market Street, Suite 425, Philadelphia, PA 19106
(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351- 4778
Date of fiscal year end: December 31
Date of reporting period: January 1, 2017 - March 31, 2017

Item 1.	Schedule of Investments.

SCHEDULE OF INVESTMENTS
(unaudited) -
March 31, 2017

SHORT TERM SECURITIES - 1.28%

Number of		Identified	Fair Value
Shares		Cost	(Note 1)

723,136	Invesco Short Term Investment Trust - Treasury (.58%)†	$723,136	$723,136

BONDS - 10.17%

Principal
Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.59%
84,131	U.S. Federal Home Loan Mortgage
	6% due 8/1/2019	$84,967	$86,244
83,803	U.S. Federal Home Loan Mortgage
	3.5% due 9/1/2026	87,611	87,451
80,077	U.S. Federal National Mortgage Association
	3.5% due 2/1/2027	85,089	83,396
48,564	Government National Mortgage Association II
	5.5% due 1/20/2036	56,518	54,174
15,537	Government National Mortgage Association
	5% due 5/15/2039	17,975	17,094
7,115	Government National Mortgage Association
	6% due 4/15/2036	9,649	8,060
		341,809	336,419

MUNICIPAL & CORPORATE BONDS - 9.58%
65,000	Alameda Corridor CA
	6.5% due 10/01/2019	68,322	69,191
66,931	Alt Bldg Concepts
	4.16% due 12/20/2032	67,469	64,494
75,000	American International Group
	3.90% due 4/1/2026	75,349	75,254
120,000	Apple Inc. 2.5% due 2/09/2025	119,495	116,093
155,000	Automatic Data Processing
	3.375% due 9/15/2025	154,854	159,946
140,000	Bank of America Corp. 3.5% due 4/19/2026	139,755	138,058
80,000	Berkshire Hathaway 2.75% due 3/15/2023	79,816	80,020
200,000	California St Build America
	6.65% due 3/1/2022	228,235	235,120
135,000	California Statewide 4.375% due 1/1/2023	135,000	142,688
100,000	Cerritos CA Cmnty 2.971% due 8/1/2022	100,000	101,438
25,000	Cuyahoga Cnty OH Eco Dev
	8.625% due 6/1/2022	26,677	27,536

SCHEDULE OF INVESTMENTS (unaudited) - March 31, 2017 BONDS – Continued

Principal		Identified	Fair Value
Amount		Cost	(Note 1)
175,000	Evergreen Park IL 5% due 12/01/2030	$174,161	$177,447
125,000	Florida St Hurricane Catastrophe
	2.995% due 7/1/2020	122,341	128,336
120,000	Fulton Cnty GA Dev Authority
	3.362% due 11/1/2025	120,000	120,829
165,000	Glendale CA Hlth Facs Revenue Insd
	5.60% due 11/15/2025	186,513	193,271
200,000	Goldman Sachs Group Inc.
	5.375% due 3/15/2020	197,409	216,816
25,000	Grand Terrace CA Cmty
	7.2% due 9/1/2018	25,193	26,259
100,000	Harlingen TX Ctfs 3.5% due 8/15/2026	100,000	100,389
190,000	Honolulu City Cnty HI
	3.368% due 7/1/2025	190,000	193,612
130,000	Illinois St Build 7.35% due 7/1/2035	143,635	138,303
100,000	Illinois St Sales Tax Taxable Building
	3.081% due 6/15/2023	100,000	100,664
50,000	Louisiana Hsg Fin Agy
	4.75% due 6/1/2027	51,726	52,517
200,000	Loyola University of Chicago
	3.199% due 7/1/2022	200,000	200,454
145,000	Macon Bibb Cnty GA
	6% due 8/01/2024	152,872	146,807
80,000	Maryland ST Health 5.0% due 7/01/2027	91,635	93,400
100,000	Massachusetts St. Hlth Educ Facs
	5.761% due 10/1/2025	112,381	113,388
25,000	Massachusetts St. Housing
	5.962% due 6/1/2017	25,000	25,147
100,000	Microsoft Corp. 2.65% due 11/03/2022	99,974	100,879
45,000	Montana State Board of Housing
	5% due 12/1/2027	46,393	47,590
50,000	Montefiore Medical 2.895% due 4/20/2032	50,000	48,419
50,000	New Jersey State Health Care Facs
	4.75% due 7/1/2025	53,256	57,924
80,000	New Mexico Mortgage Finance Authority
	5.35% due 3/1/2030	81,827	86,116
225,000	New York NY Build America Bonds
	5.487% due 12/1/2022	252,990	259,461
130,000	New York City NY 2.86% due 2/1/2027	130,000	125,758
150,000	New York St Dorm Authority Revenues
	3.292% due 12/1/2021	150,000	156,641
125,000	New York St Transprtn Dev Corp
	3.673% due 7/1/2030	125,000	119,565
200,000	Ohio St Water Dev Authority
	4.879% due 12/1/2034	200,000	226,388
50,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	51,603	51,672

SCHEDULE OF INVESTMENTS (unaudited) - March 31, 2017 BONDS - Concluded

Principal		Identified	Fair Value
Amount		Cost	(Note 1)
75,000	Philadelphia PA Authority for Indl Dev
	3.964% due 4/15/2026	$76,412	$73,625
180,000	Providence St Joseph Health 2.746% due 10/1/2026	180,798	171,502
150,000	Salt Lake City Utah 4.611% due 4/1/2023	150,000	161,113
100,000	Salt Lake Cnty UT Hosp
	5.4% due 2/15/2028	104,897	117,359
30,000	Tobacco Settlement 6.375% due 5/15/2030	41,959	40,307
150,000	University North Carolina
	2.535% due 12/1/2022	150,000	151,249
110,000	Victor Valley CA Cmty Col Dist
	2.878% due 8/1/2026	110,000	107,333
75,000	Virginia St Resrcs Authority
	4.753% due 11/1/31	82,123	80,955
		5,325,070	5,421,333
	Total Bonds	$5,666,879	$5,757,752

COMMON STOCKS & MUTUAL FUNDS - 88.55%

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

ENERGY -12.68%
87,527	Exxon Mobil Corporation	115,517	7,178,089
	Total	115,517	7,178,089

FINANCIALS -27.43%

8,000	Berkshire Hathaway B*	352,582	1,333,440
7,800	Brookfield Asset Management Inc.	284,578	284,388
4,300	Chubb Limited	571,741	585,875
21,000	Fidelity National Financial Inc.	777,791	817,740
7,800	JP Morgan Chase & Co.	660,516	685,152
8,500	Marsh & McLennan Companies Inc.	116,669	628,065
74,013	PNC Financial Services Group Inc. [2]	44,728	8,899,324
20,100	Progressive Corporation	708,173	787,518
3,800	Renaissance RE Holdings LTD	401,355	549,670
12,000	State Street Corporation	88,500	955,320
	Total	4,006,633	15,526,492

INFORMATION TECHNOLOGY -3.12%

2,400	Alliance Data Systems Corporation	550,238	597,600
7,200	Cognizant Tech Solutions CL A *	395,128	428,544
2,500	Int'l Business Machines Corp. [1]	59,809	435,350
15,100	Western Union Company	330,234	307,285
	Total	1,335,409	1,768,779

SCHEDULE OF INVESTMENTS (unaudited) - March 31, 2017 COMMON STOCKS & MUTUAL FUNDS - Continued

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

CONSUMER DISCRETIONARY - 8.50%
6,500	Brinker International Inc.	$335,448	$285,740
9,200	Carnival Corporation	361,644	541,972
28,500	Gildan Activewear Inc.	938,924	770,640
21,300	Hanesbrands Inc.	438,306	442,188
9,400	Omnicom Group Inc	731,719	810,374
25,100	Twenty First Century Fox Inc.	740,579	812,989
3,200	Whirlpool Corporation	567,862	548,256
20,500	Winnebago Industries Inc.	506,679	599,625
	Total	4,621,161	4,811,784

CONSUMER STAPLES - 4.31%

22,000	Coca Cola Company	9,597	933,680
4,000	Colgate Palmolive Company	110,116	292,760
4,000	Diageo PLC Sponsored ADR	459,142	462,320
15,200	Unilever PLC SPSD ADR	670,384	749,968
	Total	1,249,239	2,438,728

INDUSTRIALS 8.19%

2,100	3M Company	345,420	401,793
17,000	AerCap Holdings N.V. *	735,607	781,490
6,400	Donaldson Company Inc.	233,086	291,328
9,850	Eaton Corporation Plc	694,905	730,378
7,500	Emerson Electric Company	57,084	448,950
4,600	General Electric Company	77,738	137,080
4,500	Graco Inc.	378,114	423,630
1,800	Parker Hannifin Corp.	216,236	288,576
6,350	Rockwell Collins, Inc.	595,365	616,966
4,800	United Parcel Service Class B	387,645	515,040
	Total	3,721,200	4,635,231

MATERIALS - 4.85%

23,000	Axalta Coating Systems LTD *	601,843	740,600
6,000	Ball Corporation	441,848	445,560
7,900	Crown Holdings Inc.*	426,316	418,305
18,000	Dow Chemical Company.	116,338	1,143,720
	Total	1,586,345	2,748,185

SCHEDULE OF INVESTMENTS (unaudited) - March 31, 2017 COMMON STOCKS & MUTUAL FUNDS - Concluded

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

HEALTHCARE - 8.54%
16,950	Abbott Laboratories	$727,968	$752,750
1,400	Allergan PLC	266,432	334,488
2,300	Becton Dickinson & Company	61,597	421,912
7,400	Cardinal Health Inc.	604,303	603,470
9,600	Johnson & Johnson	52,842	1,195,680
5,900	Laboratory Corp. of America *	746,366	846,473
10,700	Merck & Co. Inc.	114,053	679,878
	Total	2,573,561	4,834,651

REAL ESTATE - 0.93%
15,100	CBRE Group Inc. *	486,987	525,329

TELECOMMUNICATION SERVICES - 0.43%
5,000	Verizon Communications Inc	37,808	243,750

INTERNATIONAL - 9.57%
32,977	Brown Advisory Emg Mkts Inv.	278,000	307,350
87,258	Dreyfus International Stock I	1,204,159	1,401,362
29,481	Harbor International Funds	1,100,000	1,872,047
15,139	Longleaf International I	182,000	222,847
30,707	Oakmark International Fund I	601,865	762,772
25,929	Seafarer Overseas Growth and Income	300,000	321,262
30,661	Touchstone Sands Cptl Emerg Mkts *	310,894	328,075
15,036	WCM Focused International Growth Instl.	182,000	200,425
	Total	4,158,918	5,416,140

	Total Common Stocks & Mutual Funds	23,892,778	50,127,158
	Total Investments - 100.00%	$30,282,793	$56,608,046
	Liabilities in excess of other assets - (0.00%)		(1,119)
	NET ASSETS - 100%		$56,606,927

*	Non-income producing.
†-	Variable rate security, rate disclosed is as of 3/31/17
ADR - American depository receipt
[1] -	All shares are pledged as collateral for call options written
[2] -	10,000 shares are pledged as collateral for call options written

A: Portfolio Valuation: Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures.

B. Various inputs may be used to determine the value of the Company’s investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

• Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Company’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total Value
Assets
Investments in securities
Common stock	$44,711,018	$—	$—	$44,711,018
U.S. government and agency obligations	—	336,419	—	336,419
Municipal and corporate bonds	—	5,421,333	—	5,421,333
Mutual funds	5,416,140	—	—	5,416,140
Short-term investments	723,136	—	—	723,136
Total	$50,850,294	$5,757,752	$—	$56,608,046

Liabilities
Written options	$135,000	$—	$—	$135,000

The Company’s policy is to disclose transfers between levels at the reporting period end. For the three months ended March 31, 2017 there were no transfers between Levels.

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. The Company does not write uncovered written options.

As of March 31, 2017 the Company had written covered calls as follows:
Common Stock	Exercise Date	Exercise Price	Premium Received	Number of Shares in Equity Contracts	Fair Value
PNC Financial Services Group Inc	5/19/2017	$110.00	$ 35,633	10,000	$ 106,000
Int'l Business Machines Corp	6/16/2017	$165.00	$ 13,524	2,500	$ 29,000

C. At March 31, 2017, the cost of investment securities for tax purposes was $30,338,925. Net unrealized appreciation of investment securities for tax purposes was $26,269,121, consisting of unrealized gains of $26,646,718 on securities that had risen in value since their purchase and $377,597 in unrealized losses on securities that had fallen in value since their purchase. The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Treasurer, Robert A. McLaughlin, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report;
(ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) during Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a), are attached.